Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 70,021	$ 52,852
Cost of revenues	54,876	43,876
Gross profit	15,145	8,976
Operating expenses:
General and administrative	59,436	37,078
Sales and marketing	3,307	3,352
Impairment of content assets	1,073
Loss from operations	(48,671)	(31,454)
Other expense:
Interest expense, net	4,483	5,467
Change in fair value of warrant liabilities	(90)
Loss on debt extinguishment	115,292
Other, net	178	(55)
Total other expense:	119,863	5,412
Net loss	$ (168,534)	$ (36,866)
Net loss per common share basic (in Dollars per share)	$ (4.23)	$ (1.92)
Weighted-average number of common shares outstanding basic (in Shares)	39,872,308	19,187,873